Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in unconsolidated subsidiaries and affiliates	A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Equity method	$513	$523
Cost method	118	3
Total	$631	$526

Schedule of results of operations and financial position
A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For The Years Ended December 31,
	2019	2018	2017
	(in millions)
Net revenue	$2,480	$2,875	$3,273
Income before taxes	$71	$150	$265
Net income	$29	$109	$198

	As of December 31,
	2019	2018
	(in millions)
Total Assets	$7,709	$7,789
Total Liabilities	$6,611	$6,662
Total Equity	$1,098	$1,127